FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /    (a)
or fiscal year ending:              12/31/97  (b)

Is this an amendment to a previous filing? (Y/N):  N
                                                  Y/N

Those items or sub-items with a box " / " after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  Investors Life Insurance Separate Account B

   B. File Number:  811-77752

   C. Telephone Number:  605-335-5700

2. A. Street:  One Midland Plaza

   B. City:  Sioux Falls

   C. State:  SD

   D. Zip Code: 57193   Zip Ext:

   E. Foreign Country      Foreign Postal Code:

3. Is this the first filing on this form by Registrant?         (Y/N) _____  N
                                                                            Y/N

4. Is this the last filing on this form by Registrant?          (Y/N) _____  N
                                                                            Y/N

5. Is Registrant a small business investment company (SBIC)?    (Y/N) _____  N
   (If answer is "Y" (Yes), complete only items 89 through 110.)            Y/N


6. Is Registrant a unit investment trust (UIT)?                 (Y/N) _____  Y
   (If answer is "Y" (Yes), complete only items 111 through 132.)           Y/N

7. A. Is Registrant a series or multiple portfolio company?     (Y/N) _____
      (If answer is "N" (No), go to item 8.)                                Y/N

   B. How many separate series or portfolios did Registrant have
      at the end of the period?                                       _____

Screen Number:  01                Page Number:  01                  Next Screen

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For period ending 12/31/97                              If filing more than one
File Number 811-77752                                   Page 2, "X" box:

   C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMA-TION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                Is this the
      Series                                                    last filing
      Number                    Series Name                   for this series?

        1                                                          (Y/N)

     (NOTE: See item D(9) of the general instructions to the form for information on how to complete the form for series companies.)

Screen Number:  02                Page Number:  02                  Next Screen

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For period ending 12/31/97                              If filing more than one
File Number 811-77752                                   Page 43, "X" box:

UNIT INVESTMENT TRUSTS

111. A.  /   Depositor Name: __________________________________________________

     B.  /   File Number (If any): ____________________________________________

     C.  /   City: ________________  State: ___ Zip Code: ______ Zip Ext.: ____

             Foreign Country: ____________________ Foreign Postal Code: _______

111. A.  /   Depositor Name: __________________________________________________

     B.  /   File Number (If any): ____________________________________________

     C.  /   City: ________________  State: ___ Zip Code: ______ Zip Ext.: ____

             Foreign Country: ____________________ Foreign Postal Code: _______

112. A.  /   Sponsor Name: ____________________________________________________

     B.  /   File Number (If any): ____________________________________________

     C.  /   City: ________________  State: ___ Zip Code: ______ Zip Ext.: ____

             Foreign Country: ____________________ Foreign Postal Code: _______

112. A.  /   Sponsor Name: ____________________________________________________

     B.  /   File Number (If any): ____________________________________________

     C.  /   City: ________________  State: ___ Zip Code: ______ Zip Ext.: ____

             Foreign Country: ____________________ Foreign Postal Code: _______

Page Number:  43

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For period ending 12/31/97                              If filing more than one
File Number 811-77752                                   Page 44, "X" box:

113. A.  /   Trustee Name: ____________________________________________________

     B.  /   City: ________________  State: ___ Zip Code: ______ Zip Ext.: ____

             Foreign Country: ____________________ Foreign Postal Code: _______

113. A.  /   Trustee Name: ___________________________________________________

     B.  /   City: ________________  State: ___ Zip Code: ______ Zip Ext.: ____

             Foreign Country: ____________________ Foreign Postal Code: _______

114. A.  /   Principal Underwriter Name: ______________________________________

     B.  /   File Number:  8 - ________________________________________________

     C.  /   City: ________________  State: ___ Zip Code: ______ Zip Ext.: ____

             Foreign Country: ____________________ Foreign Postal Code: _______

114. A.  /   Principal Underwriter Name: ______________________________________

     B.  /   File Number:  8 - ________________________________________________

     C.  /   City: ________________  State: ___ Zip Code: ______ Zip Ext.: ____

             Foreign Country: ____________________ Foreign Postal Code: _______

115. A.  /   Independent Public Accountant Name: ______________________________

     B.  /   City: ________________  State: ___ Zip Code: ______ Zip Ext.: ____

             Foreign Country: ____________________ Foreign Postal Code: _______

115. A.  /   Independent Public Accountant Name: ______________________________

     B.  /   City: ________________  State: ___ Zip Code: ______ Zip Ext.: ____

             Foreign Country: ____________________ Foreign Postal Code: _______

Page Number: 44

For period ending 12/31/97                              If filing more than one
File Number 811-77752                                   Page 45, "X" box:

116. Family of investment companies information:

     A.  /   Is Registrant part of a family of investment companies: (Y/N)
                                                                            Y/N
     B.  /   Identify the family in 10 letters:

             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  /   Is Registrant a separate account of an insurance company (Y/N)
                                                                            Y/N
             If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.  /   Variable annuity contracts? (Y/N)
                                                                            Y/N

     C.  /   Scheduled premium variable life contracts? (Y/N)
                                                                            Y/N

     D.  /   Flexible premium variable life contracts? (Y/N)
                                                                            Y/N

     E.  /   Other types of insurance products registered under the
             Securities Act of 1933? (Y/N)
                                                                            Y/N

118.  /   State the number of series existing at the end of the period that had securities registered under the Securities Act of
          1933.                                                        ________

119.  /   State the number of new series for which registration
          statements under the Securities Act of 1933 became
          effective during the period.                                 ________

120.  /   State the total value of the portfolio securities on the
          date of deposit for the new series included in item 119
          ($000's omitted).                                          $ ________

121.  /   State the number of series for which a current prospectus
          was in existence at the end of the period                    ________

122.  /   State the number of existing series for which additional
          units were registered under the Securities Act of 1933
          during the current period.                                   ________

Page Number: 45

For period ending 12/31/97                              If filing more than one
File Number 811-77752                                   Page 46, "X" box:

123.  /   State the total value of the additional units considered
          in answering item 122 ($000's omitted)                     $ ________

124.  /   State the total value of units of prior series that were
          placed in the portfolios of subsequent series during the
          current period (the value of these units is to be measured on the date they were placed in subsequent series)
          ($000's omitted)                                           $ ________

125.  /   State the total dollar amount of sales loads collected
          (before reallowances to other broker or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal underwriter during the current period solely from the sale of units
          of all series of Registrant ($000's omitted)               $ ________

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
      operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
      portfolio of a subsequent series.) ($000's omitted)            $ ____0___

127.  List opposite the appropriate description below the number of series whose portfolios are invested primarily (based
      upon a percentage of NAV) in each type of security shown,
      the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series during the current period (excluding distributions
      of realized gains, if any):
                                  Number of                     Total Income
                                   Series      Total Assets     Distributions
                                  Investing  ($000's omitted)  ($000's omitted)

A. U.S. Treasury direct issue                   $                 $
B. U.S. Government agency                       $                 $
C. State and municipal tax-free                 $                 $
D. Public utility debt                          $                 $
E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent                                       $                 $
F. All other corporate intermed.
   and long-term debt                           $                 $
G. All other corporate short-term
   debt                                         $                 $
H. Equity securities of brokers or
   dealers or parents of brokers
   or dealers                                   $                 $
I. Investment company equity
   securities                                   $      00.00      $
J. All other equity securities                  $                 $
K. Other securities                             $                 $

L. Total assets of all series
   of Registrant                                $      00.00

Page Number: 46

For period ending 12/31/97                              If filing more than one
File Number 811-77752                                   Page 47, "X" box:

128.  /   Is the timely payment of principal and interest on any of
          the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
          entity other than the issuer?  (Y/N)                               N
                                                                            Y/N
          (if answer is "N" (No), go to item 131.)

129.  /   Is the issuer of any instrument covered in item 128
          delinquent or in default as to payment of principal or
          interest at the end of the current period?  (Y/N)                  N
                                                                            Y/N
          (If answer is "N" (No), go to item 131.)

130.  /   In computations of NAV or offering price per unit, is any
          part of the value attributed to instruments identified in
          item 129 derived from insurance or guarantees?  (Y/N)
                                                                            Y/N

131.  Total expenses incurred by all series of Registrant during the
      current reporting period ($000's omitted)                         $ 00.00

132.  /   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-_______  811-_______  811-_______  811-_______  811-_______
          811-_______  811-_______  811-_______  811-_______  811-_______
          811-_______  811-_______  811-_______  811-_______  811-_______
          811-_______  811-_______  811-_______  811-_______  811-_______
          811-_______  811-_______  811-_______  811-_______  811-_______
          811-_______  811-_______  811-_______  811-_______  811-_______
          811-_______  811-_______  811-_______  811-_______  811-_______
          811-_______  811-_______  811-_______  811-_______  811-_______


Page Number: 47

City of:  Sioux Falls      State of:  South Dakota     Date: February 17, 1998

Name of Registrant, Depositor, or Trustee:
  Investors Life Insurance Separate Account B

By (Name and Title):                   Witness (Name and Title):

/s/Thomas M. Meyer                     /s/ Russell A. Evenson
Thomas M. Meyer                        Russell A. Evenson
Vice President & Chief                 Sr. Vice President & Actuary
Financial Officer

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